Consolidated statements of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity	$ 56,666	$ 56,598	$ 913	$ (53)	$ 57,157	$ (1,419)	$ 68
Equity at beginning of period at Dec. 31, 2020	56,666	56,598	913	(53)	57,157	(1,419)	68
Net income	4,954	4,955			4,955		(1)
Other comprehensive income	351	354			(71)	425	(3)
Total comprehensive income	5,305	5,309			4,884	425	(4)
Dividends	(7,368)	(7,368)			(7,368)
Purchase of treasury shares	(2,686)	(2,686)		(17)	(2,669)
Exercise of options and employee transactions, equity impact	39	39		0	39
Equity-based compensation	337	337		5	332
Shares delivered to divested business employees, equity impact	17	17		0	17
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	1,769	1,769			1,769
Fair value adjustments on equity securities sold, reclassified to retained earnings					209	(209)
Fair value adjustments related to divestments					3	(3)
Impact of change in ownership of consolidated entities	22						22
Other movements	27	27			27
Total of other equity movements	(7,843)	(7,865)		(12)	(7,641)	(212)	22
Equity at end of period at Jun. 30, 2021	54,128	54,042	913	(65)	54,400	(1,206)	86
Equity	50,589	50,523	913	(60)	52,048	(2,378)	66
Equity at beginning of period at Mar. 31, 2021	50,589	50,523	913	(60)	52,048	(2,378)	66
Net income	2,895	2,896			2,896		(1)
Other comprehensive income	1,226	1,227				1,227	(1)
Total comprehensive income	4,121	4,123			2,896	1,227	(2)
Purchase of treasury shares	(793)	(793)		(5)	(788)
Exercise of options and employee transactions, equity impact	(3)	(3)		0	(3)
Equity-based compensation	179	179		0	179
Taxes on treasury shares	(1)	(1)			(1)
Fair value adjustments on equity securities sold, reclassified to retained earnings					55	(55)
Impact of change in ownership of consolidated entities	22						22
Other movements	14	14			14
Total of other equity movements	(582)	(604)		(5)	(544)	(55)	22
Equity at end of period at Jun. 30, 2021	54,128	54,042	913	(65)	54,400	(1,206)	86
Equity	54,128	54,042	913	(65)	54,400	(1,206)	86
Equity	67,822	67,655	901	(48)	70,989	(4,187)	167
Equity at beginning of period at Dec. 31, 2021	67,822	67,655	901	(48)	70,989	(4,187)	167
Net income	3,914	3,916			3,916		(2)
Other comprehensive income	853	857				857	(4)
Total comprehensive income	4,767	4,773			3,916	857	(6)
Dividends	(7,506)	(7,506)			(7,506)
Purchase of treasury shares	(5,490)	(5,490)		(33)	(5,457)
Reduction of share capital			(11)	15	(4)
Exercise of options and employee transactions, equity impact	91	91		1	90
Equity-based compensation	437	437		5	432
Shares delivered to divested business employees, equity impact	5	5		0	5
Taxes on treasury shares	11	11			11
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	2,809	2,809			2,809
Fair value adjustments on equity securities sold, reclassified to retained earnings					7	(7)
Changes in non-controlling interests	(80)						(80)
Other movements	140	140			140
Total of other equity movements	(9,583)	(9,503)	(11)	(12)	(9,473)	(7)	(80)
Equity at end of period at Jun. 30, 2022	63,006	62,925	890	(60)	65,432	(3,337)	81
Equity	61,704	61,540	901	(60)	63,451	(2,752)	164
Equity at beginning of period at Mar. 31, 2022	61,704	61,540	901	(60)	63,451	(2,752)	164
Net income	1,695	1,694			1,694		1
Other comprehensive income	(589)	(585)				(585)	(4)
Total comprehensive income	1,106	1,109			1,694	(585)	(3)
Purchase of treasury shares	(2,683)	(2,683)		(16)	(2,667)
Reduction of share capital			(11)	15	(4)
Exercise of options and employee transactions, equity impact	(2)	(2)			(2)
Equity-based compensation	204	204		1	203
Taxes on treasury shares	1	1			1
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	2,639	2,639			2,639
Changes in non-controlling interests	(80)						(80)
Other movements	117	117			117
Total of other equity movements	196	276	(11)		287		(80)
Equity at end of period at Jun. 30, 2022	63,006	62,925	890	(60)	65,432	(3,337)	81
Equity	$ 63,006	$ 62,925	$ 890	$ (60)	$ 65,432	$ (3,337)	$ 81